Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
PSF GLOBAL PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			22.03%		10.04%	11.41%
PSF GLOBAL PORTFOLIO - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			21.73%	8.13%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			12.16%		7.20%	8.19%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			11.89%	6.31%
PSF PGIM BALLAST PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent		10.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			13.16%		9.06%	9.26%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			12.87%	7.59%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.90%		4.85%	6.92%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.71%	4.11%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			18.52%		12.33%	13.96%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			18.05%		11.88%	13.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			18.23%	11.16%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.27%		10.69%	16.62%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			13.81%		10.25%	16.15%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			13.98%	10.17%
PSF PGIM JENNISON VALUE PORTFOLIO - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			16.88%		13.90%	11.39%
PSF PGIM JENNISON VALUE PORTFOLIO - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			16.41%		13.45%	10.94%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			16.59%	11.30%
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent		9.20%
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent		6.80%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.80%		0.14%	3.17%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.53%	0.48%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			5.69%		6.97%	9.52%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			5.42%	2.93%
PSF STOCK INDEX PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			17.56%		14.09%	14.51%
PSF STOCK INDEX PORTFOLIO - CLASS III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			17.27%	12.14%
MSCI World Index (GD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (GD)
Average Annual Return, Percent			21.60%	11.33%	12.66%	12.74%
S&P 500 Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Price Return Index
Average Annual Return, Percent		10.32%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]		7.30%	0.18%	(0.36%)	2.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent		11.00%	17.88% [1]	12.79% [1]	14.42% [1]	14.82% [1]
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[2]		12.34%	6.89%	7.41%	8.54%
Custom Blended Index 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[3]	7.51%
Custom Blended Index 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[4]		13.55%	7.97%	8.68%	9.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 1% Issuer Capped Index
Average Annual Return, Percent			8.62%	4.40%	4.51%	6.46%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent			17.37%	11.96%	13.59%	14.59%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent			18.56%	14.64%	15.32%	18.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			15.91%	8.73%	11.33%	10.53%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			15.91%		11.33%	10.53%
S&P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Index
Average Annual Return, Percent			6.02%	3.60%	7.31%	9.81%

[1]	The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill Index (10%).
[3]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%) and Bloomberg US Government Bond Index (40%).
[4]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the S&P 500 Index (60%), Bloomberg US Aggregate Bond Index (35%), and FTSE 3-Month US Treasury Bill Index (5%).